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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08403

                   ALLIANCEBERNSTEIN INSTITUTIONAL FUNDS, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

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ITEM 1. SCHEDULE OF INVESTMENTS.


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AllianceBernstein Institutional Fund
Real Estate Investment Institutional Fund
Portfolio of Investments
January 31, 2007 (unaudited)

Company                                       Shares      U.S. $ Value
-------                                     ----------   --------------
COMMON STOCKS - 96.6%
Real Estate Investment Trusts - 96.6%
Apartments - 18.8%
Apartment Investment & Management
   Co.-Class A                                 311,888   $   19,533,545
Archstone-Smith Trust                          736,000       46,522,560
AvalonBay Communities, Inc.                    222,100       32,950,756
Camden Property Trust                          314,647       24,668,325
Equity Residential                             967,600       54,456,528
Essex Property Trust, Inc.                      90,300       13,033,902
Mid-America Apartment Communities, Inc.        461,400       27,739,368
United Dominion Realty Trust, Inc.             745,300       24,438,387
                                                         --------------
                                                            243,343,371
                                                         --------------
Diversified & Others - 11.7%
Alexandria Real Estate Equities, Inc.          261,400       28,325,304
Digital Realty Trust, Inc.                     925,900       33,276,846
Forest City Enterprises, Inc.-Class A          568,601       34,371,930
Vornado Realty Trust                           456,900       55,901,715
                                                         --------------
                                                            151,875,795
                                                         --------------
Health Care - 6.9%
Health Care Property Investors, Inc.         1,010,900       41,699,625
Ventas, Inc.                                 1,042,600       48,220,250
                                                         --------------
                                                             89,919,875
                                                         --------------
Lodging - 8.5%
Equity Inns, Inc.                              702,000       11,583,000
FelCor Lodging Trust, Inc.                   1,037,542       22,898,552
Highland Hospitality Corp.                     204,200        3,242,696
Host Hotels & Resorts, Inc.                  1,427,015       37,773,087
LaSalle Hotel Properties                       272,505       12,973,963
Strategic Hotels & Resorts, Inc.               714,600       15,378,192
Sunstone Hotel Investors, Inc.                 213,300        6,034,257
                                                         --------------
                                                            109,883,747
                                                         --------------
Office - 15.3%
Boston Properties, Inc.                        482,000       60,775,380
Brookfield Properties Corp.                    969,450       45,118,203
Corporate Office Properties Trust SBI MD       283,100       15,083,568
Douglas Emmett, Inc.                           203,100        5,556,816
Maguire Properties, Inc.                       739,450       32,129,103
PS Business Parks, Inc.                         28,200        2,120,922
SL Green Realty Corp.                          254,300       37,275,294
                                                         --------------
                                                            198,059,286
                                                         --------------


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Regional Malls - 12.9%
General Growth Properties, Inc.                688,380       42,349,138
Simon Property Group, Inc.                     814,100       93,124,899
Taubman Centers, Inc.                          546,018       31,816,469
                                                         --------------
                                                            167,290,506
                                                         --------------
Restaurants & Lodging - 1.5%
Starwood Hotels & Resorts Worldwide, Inc.      305,200       19,099,416
                                                         --------------
Self Storage - 5.4%
Public Storage, Inc.                           649,600       70,650,496
                                                         --------------
Shopping Centers - 10.0%
Developers Diversified Realty Corp.            424,700       28,505,864
Federal Realty Investment Trust                146,900       13,723,398
Kimco Realty Corp.                             892,600       44,272,960
Ramco-Gershenson Properties                    675,398       25,300,409
Tanger Factory Outlet Centers                  437,100       17,746,260
                                                         --------------
                                                            129,548,891
                                                         --------------
Warehouse & Industrial - 5.6%
ProLogis Trust                               1,127,963       73,317,595
                                                         --------------
Total Common Stocks
   (cost $754,155,248)                                    1,252,988,978
                                                         --------------

                                             Principal
                                              Amount
                                               (000)
                                            ----------
SHORT-TERM INVESTMENTS - 3.3%
Investment Companies - 3.3%
AllianceBernstein Fixed-Income Shares,
   Inc. - Government STIF Portfolio
   5.13%, 12/31/49
   (cost $42,637,172)                       $   42,637       42,637,172
                                                         --------------
Total Investments - 99.9%
   (cost $796,792,420)                                    1,295,626,150
Other assets less liabilities - 0.1%                          1,289,690
                                                         --------------
Net Assets - 100.0%                                      $1,296,915,840
                                                         --------------


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ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Institutional Funds, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
     -------------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: March 26, 2007


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                                                               Exhibit 3 (a) (1)

                                 CERTIFICATIONS

     I, Marc O. Mayer, certify that:

     1. I have reviewed this report on Form N-Q of AllianceBernstein Institutional Funds, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


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     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Marc O. Mayer
-------------------------------------
Marc O. Mayer
President

Date: March 26, 2007


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                                                               Exhibit 3 (a) (2)

                                 CERTIFICATIONS

     I, Joseph J. Mantineo, certify that:

     1. I have reviewed this report on Form N-Q of AllianceBernstein Institutional Funds, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


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

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Joseph J. Mantineo
-------------------------------------
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2007


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